Reverse Acquisition (Details Textual) (USD $)	0 Months Ended	9 Months Ended			12 Months Ended	0 Months Ended
	Aug. 15, 2013	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 President [Member]	Aug. 15, 2013 Global Energy Innovations, Inc. [Member]	Aug. 15, 2013 Global Energy Innovations, Inc. [Member] Minimum [Member]	Aug. 15, 2013 Global Energy Innovations, Inc. [Member] Maximum [Member]	Aug. 15, 2013 Common Stock [Member] Global Energy Innovations, Inc. [Member]	Aug. 15, 2013 Common Stock [Member] Global Energy Innovations, Inc. [Member] Post Split [Member]	Aug. 15, 2013 Series A Preferred Stock [Member] Global Energy Innovations, Inc. [Member]
Subsequent Event [Line Items]
Preferred shares authorized		10,000,000	10,000,000
Preferred stock, par value		$ 0.001	$ 0.001
Description of conversion basis						Each share of preferred stock has a conversion rate of 1/1000 of the issued and outstanding common stock and the total carries 50% of the voting rights until converted.
Business Acquisition, Percentage of Voting Interests Acquired						100.00%
Cash payments for entity	$ 250,000					$ 250,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares									15,000,000	75,000	2,500
Royalty rate							2.50%	1.50%
Royalty rate sales threshold							$ 100,000,000	$ 100,000,000
Common stock, shares outstanding		981,345,686	126,970	30,000	26,066	9,000,000
Acquisition description						10 years
Preferred Stock, Voting Rights		As a result of the issuance to the Chief Executive Officer of 2,500 shares of Series A Convertible Super-Voting Preferred Stock and his holdings of the Company's common stock, the Chief Executive Officer has voting control of the Company, with the voting power to elect the Company's Board of Directors
Pro-rata percentage based on shares held by the President					65.20%